Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 374,000
Previously Paid Amount	0.00
Total Fee Amount	57.26
Total Offset Amount	0.00
Net Fee	57.26
Narrative - Max Aggregate Offering Price	$ 374,000
Final Prospectus	true